PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	DECEMBER 31,
	2012	2011
	(in thousands)
Computer equipment	$1,421	$1,324
Office and other equipment	89	66
Laboratory equipment	1,794	1,769
Leasehold improvements	56	52

	3,360	3,211
Less: Accumulated depreciation	(3,027)	(2,992)

	$333	$219